Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Payable
Summary of taxes payable

	December 31,	December 31,
	2017	2018
	RMB in thousands
Withholding individual income taxes for employees	4,381	7,844
VAT payable	5,385	13,920
EIT payable	5,488	6,913
Withholding income tax payable	—	5,510
Others	9,738	4,318
Total	24,992	38,505